Unaudited Condensed Financial Information of The Parent Company (Details) - Schedule of condensed balance sheets - Parent Company [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 47
Total Current Assets	47
Deferred issuance costs	81
Investment in subsidiaries and VIEs (restricted)	91,695	91,593
Non-current assets	91,776	91,593
Total Assets	91,823	91,593
Current liabilities
Due to a related party	600
Total Current Liabilities	600
Total liabilities	600
Commitments and Contingencies
Shareholders’ Equity
Class A Ordinary share, $0.0001 par value, 400,000,000 shares authorized; 38,120,000 shares issued and outstanding as of December 31, 2022 and 2021	4	4
Class B Ordinary share, $0.0001 par value, 100,000,000 shares authorized; 41,880,000 shares issued and outstanding as of December 31, 2022 and 2021	4	4
Additional paid-in capital	79,549	75,575
Retained earnings	17,275	10,032
Accumulated other comprehensive income (loss)	(5,609)	2,548
Total Shareholders’ Equity	91,223	91,593
Total Liabilities and Shareholders’ Equity	$ 91,823	$ 91,593